Victory Mid-Cap Core Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell Midcap® Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	9.92%	9.63%
Russell Midcap® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	7.19%	6.90%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.99%	7.57%	6.92% [1]
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	11.26%	8.92%	7.99%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	11.04%	8.79%	7.83%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.57%	5.15%	3.21%
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.20%	6.45%	5.18%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.